PARENT COMPANY INFORMATION (Tables)	12 Months Ended
Sep. 30, 2025
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF PARENT COMPANY BALANCE SHEETS

PARENT COMPANY BALANCE SHEETS

	As of September 30,
	2025	2024
ASSETS
Current assets:
Cash and cash equivalents	$3,497,762	$-
Amounts due from a subsidiary	1,500,000	-
Total current assets	4,997,762	-

Non-current assets:
Investment in subsidiaries	40,434,973	39,786,592
Total non-current assets	40,434,973	39,786,592

Total Assets	$45,432,735	$39,786,592

LIABILITIES AND EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES		-

EQUITY
Ordinary shares (par value $0.001 per share, 50,000,000 shares authorized; 17,025,000 and 15,500,000 shares issued and outstanding as of September 30, 2025 and 2024, respectively.)	17,025	15,500
Subscription receivable	(15,500)	(15,500)
Additional paid-in capital	6,544,298	1,617,966
Statutory reserves	2,076,469	1,690,994
Retained earnings	38,207,918	37,339,006
Accumulated other comprehensive loss	(1,397,475)	(861,374)
Total Equity	45,432,735	39,786,592

Total Liabilities and Equity	$45,432,735	$39,786,592

SCHEDULE OF PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	Years Ended September 30,
	2025	2024	2023
	US$	US$	US$
Equity in earnings of subsidiaries	$1,637,113	$8,095,871	$11,858,590

Operating expenses:
General and administrative	437,421	-	-
Total Operating expenses	437,421	-	-

Other income:
Other income, net	54,695	-	-
Total other income, net	54,695	-	-

Net income	1,254,387	8,095,871	11,858,590
Foreign currency translation (loss) gain	(531,361)	885,435	501,013
Comprehensive income	$723,026	$8,981,306	$12,359,603

SCHEDULE OF PARENT COMPANY STATEMENTS OF CASH FLOWS

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Years Ended September 30,
	2025	2024	2023
Cash flows from operating activities
Net income	$1,254,387	$8,095,871	$11,858,590
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(1,637,113)	(8,095,871)	(11,858,590)
Changes in other receivables from a subsidiary	(1,500,000)	-	-
Net cash used in operating activities	(1,882,726)	-	-

Cash flows from financing activities:
Net proceeds from initial public offering	5,380,488	-	-
Net cash provided by financing activities	5,380,488	-	-

Net change in cash	3,497,762	-	-
Cash at the beginning of the year	-	-	-
Cash at the end of the year	$3,497,762	$-	$-